Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	$ 70,862	$ 109,184	$ 98,690
Short-term lease cost	53,891	105,517	193,525
Total	$ 124,753	$ 214,701	$ 292,215